Cat Financial Financing Activities (Details 5) (Finance Receivables, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for credit loss activity:
Balance at beginning of year	$ 375	$ 423	$ 366
Receivables written off	(151)	(179)	(149)
Recoveries on receivables previously written off	47	56	47
Provision for credit losses	150	84	160
Other-net	(23)	(9)	(1)
Balance at end of year	398	375	423
Allowance for Credit Losses:
Individually evaluated for impairment	75	70	54
Collectively evaluated for impairment	323	305	369
Ending Balance - allowance for credit losses	398	375	423
Recorded Investment in Finance Receivables:
Individually evaluated for impairment	613	628	593
Collectively evaluated for impairment	23,453	23,433	22,715
Ending balance-recorded investment in finance receivables	24,066	24,061	23,308
Customer
Allowance for credit loss activity:
Balance at beginning of year	365	414	360
Receivables written off	(151)	(179)	(149)
Recoveries on receivables previously written off	47	56	47
Provision for credit losses	150	83	157
Other-net	(23)	(9)	(1)
Balance at end of year	388	365	414
Allowance for Credit Losses:
Individually evaluated for impairment	75	70	54
Collectively evaluated for impairment	313	295	360
Ending Balance - allowance for credit losses	388	365	414
Recorded Investment in Finance Receivables:
Individually evaluated for impairment	613	628	593
Collectively evaluated for impairment	19,899	19,668	18,831
Ending balance-recorded investment in finance receivables	20,512	20,296	19,424
Dealer
Allowance for credit loss activity:
Balance at beginning of year	10	9	6
Receivables written off	0	0	0
Recoveries on receivables previously written off	0	0	0
Provision for credit losses	0	1	3
Other-net	0	0	0
Balance at end of year	10	10	9
Allowance for Credit Losses:
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	10	10	9
Ending Balance - allowance for credit losses	10	10	9
Recorded Investment in Finance Receivables:
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	3,554	3,765	3,884
Ending balance-recorded investment in finance receivables	$ 3,554	$ 3,765	$ 3,884